Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Components of Property and Equipment

The following table summarizes the components of the Company’s property and equipment as of the dates presented:

	March 31,	December 31,
	2021	2020
Furniture and Fixtures	$2,991	$2,991
Computer Equipment	500,343	421,323
	503,334	424,314
Accumulated depreciation	(135,722)	(99,965)
Property and equipment, net of accumulated depreciation	$367,612	$324,349

The following table summarizes the components of the Company’s property and equipment as of the dates presented:

	December 31,	December 31,
	2020	2019
Furniture and Fixtures	$2,991	$2,991
Computer Equipment	421,323	115,827
	424,314	118,818
Accumulated depreciation	(99,965)	(18,691)
Property and equipment, net of accumulated depreciation	$324,349	$100,127